Guarantee deposits	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Guarantee deposits
11.	Guarantee deposits

	12.31.2019	12.31.2018
Sales financing guarantees (i)	—	314.4
Sales structure guarantees (ii)	—	25.3
Other	0.6	10.0

	0.6	349.7

Current portion	0.1	339.9
Non-current	0.5	9.8

(i)
Financial investments denominated in US Dollars, tied to structured operations from Commercial Aviation aircraft, whose waive depended on the completion of these structures and the settlement of the obligation of recourse and non-recourse
debt in the same amount. As of December 31, 2019, the obligation was settled, and the funds released.

(ii)
US dollar amounts deposited in an escrow account as collateral for the financing of certain aircraft sold where Embraer serves as secondary guarantor. As of December 31, 2019, the obligation has been settled and the guarantee has ended.